11. THIRD PARTY BORROWINGS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Short Term Bank Loans Weighted Average Interest Rate	4.81%	4.65%
Short-term bank loans, Maturities	December 2019
Total	¥ 678,772	¥ 520,000